Derivatives - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) interest_rate_swap	Dec. 31, 2017 USD ($) interest_rate_swap	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Derivative amount not offset against collateral			$ 0	$ 0
Unrealized loss on derivative financial instruments	$ 7,773,000	$ 0	3,151,000	0	$ 0
Recurring
Derivative [Line Items]
Derivative asset	6,027,000		10,552,000	7,058,000
Derivative liability	9,287,000		6,039,000	13,817,000
Level 2 | Recurring
Derivative [Line Items]
Derivative asset	6,027,000		10,552,000	$ 7,058,000
Number of instruments held | interest_rate_swap				6
Derivative liability	9,287,000		6,039,000	$ 13,817,000
Interest Rate Swap | Cash flow hedge
Derivative [Line Items]
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net	$ (2,005,000)		$ 1,890,000
Interest Rate Swap | Level 2 | Recurring
Derivative [Line Items]
Number of derivative instruments held | interest_rate_swap			2	2
Derivative asset			$ 10,552,000	$ 7,058,000
Number of instruments held | interest_rate_swap			2
Derivative liability			$ 6,039,000